INCOME TAXES - Schedule of Changes in Deferred Tax Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 772
Deferred tax (liabilities), beginning balance	(3,630)
Net deferred tax (liability), beginning balance	(2,858)	$ (2,515)
Income	(355)	(162)
Equity	7	(35)
Acquisitions and Dispositions	85	0
OCI	(101)	(83)
Other Balance Sheet	(28)	(63)
Deferred tax assets, ending balance	910	772
Deferred tax liabilities, ending balance	(4,160)	(3,630)
Net deferred tax (liability), ending balance	(3,250)	(2,858)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	772	631
Income	164	231
Equity	7	(35)
Acquisitions and Dispositions	0	0
OCI	(5)	8
Other Balance Sheet	(28)	(63)
Deferred tax assets, ending balance	910	772
Deferred tax (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities), beginning balance	(3,630)	(3,146)
Income	(519)	(393)
Equity	0	0
Acquisitions and Dispositions	85	0
OCI	(96)	(91)
Other Balance Sheet	0	0
Deferred tax liabilities, ending balance	$ (4,160)	$ (3,630)